STOCKBASED COMPENSATION (Details 1) - USD ($)	12 Months Ended
	Dec. 28, 2025	Dec. 29, 2024
STOCK BASED COMPENSATION
Fair value of options granted during the period	$ 0.83	$ 1.14
Expected life (in years)	2 months 15 days	6 months
Expected dividend	$ 0	$ 0
Expected stock volatility	65.00%	63.00%
Risk-free interest rate	4.19%	3.75%